                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 27, 2004
        to the Statement of Additional Information dated July 30, 2004 as supplemented September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


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                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
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INTERESTED PERSONS

Robert H. Graham(1) -  1946         1977         Director and Chairman, A I M Management            None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc., (registered
                                                 transfer agent), and Fund Management
                                                 Company (registered broker dealer); and
                                                 Chief Executive Officer, AMVESCAP PLC -
                                                 Managed Products


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         1992         Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair.                               (technology consulting company)                    (insurance company);
                                                                                                    and Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

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                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959          2004         Senior Vice President, A I M Management            N/A
Senior Vice President and Chief                  Group Inc. (financial services holding
Compliance Officer                               company) and A I M Advisors, Inc.; and Vice
                                                 President, A I M Capital Management, Inc.
                                                 and A I M Distributors, Inc.

                                                 Formerly: Senior Vice President and
                                                 Compliance Director, Delaware Investments
                                                 Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


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